Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	$ 55,869	$ 36,195
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	4	31
Depreciation expense	9,907	9,682
Amortization of intangibles	4,018	1,866
Amortization of grants	(11)	(80)
Share compensation expense	6,043	4,045
Deferred taxes	(173)	(4,868)
Changes in assets and liabilities:
Decrease in accounts receivable	16,381	4,958
Increase in unbilled revenue	(11,716)	(3,573)
(Increase)/ decrease in other receivables	(2,699)	1,199
Increase in prepayments and other current assets	(2,522)	(5,304)
Increase in other non current assets	(1,254)	(643)
Decrease in payments on account	(31,093)	(27,567)
Increase in other current liabilities	13,462	20,983
Increase in other non-current liabilities	1,757	58
Increase/(decrease) in income taxes payable	2,734	(492)
Increase in accounts payable	406	2,170
Net cash provided by operating activities	61,113	38,660
Cash flows from investing activities:
Purchase of property, plant and equipment	(10,688)	(6,163)
Purchase of subsidiary undertakings	(103,138)
Purchase of short term investments	(60)	(38,988)
Sale of short term investments	1,037	50,530
Net cash (used in)/provided by investing activities	(112,849)	5,379
Cash flows from financing activities:
Proceeds from exercise of share options	8,146	9,825
Share issuance costs	(4)	(4)
Tax benefit from the exercise of share options	1,923	726
Drawdown of bank credit lines and loan facilities	20,000
Net cash provided by financing activities	30,065	10,547
Effect of exchange rate movements on cash	(1,988)	(449)
Net (decrease)/increase in cash and cash equivalents	(23,659)	54,137
Cash and cash equivalents at beginning of period	118,900	182,519
Cash and cash equivalents at end of period	$ 95,241	$ 236,656